Capital Trust Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Mar. 13, 2009
Disclosure of trust capital securities [line items]
Notes issued	$ 1,600	$ 1,600
Non-qualifying capital instruments phase-out percentage	10.00%
Net long trading positions	$ 8
Net short trading positions		2
Tier one notes series A [member]
Disclosure of trust capital securities [line items]
Notes issued	$ 1,300	1,300	$ 1,300
Notes maturity date	Jun. 30, 2108
Notes interest rate	9.976%
Notes interest rate payable desciption	Semi-annually until June 30, 2019
Notes interest spread rate	10.425%
Notes interest reset description	June 30, 2019
Tier one notes series B [member]
Disclosure of trust capital securities [line items]
Notes issued	$ 300	$ 300	$ 300
Notes maturity date	Jun. 30, 2108
Notes interest rate	10.25%
Notes interest rate payable desciption	Semi-annually until June 30, 2039
Notes interest spread rate	9.878%
Notes interest reset description	June 30, 2039